Discontinued operations	12 Months Ended
Sep. 30, 2022
Disposal Groups and Discontinued Operations [Abstract]
Discontinued operations
11. Discontinued operations
In September 2022, management concluded on the discontinuation of its retail business ‘Stylefile’ within Publikat. The decision to discontinue Stylefile was driven mainly by its historical performance and expected business forecasts in the absence of further capital investments and opportunity costs. Consequently, the Company is reporting its Stylefile business line as a discontinued operation.

All Stylefile related accounts receivable and accounts payable are included in the consolidated financial statements as of September 30, 2022. In addition, all tangible and intangible assets associated with the Stylefile operations have been tested for impairment as at September 30, 2022 resulting in the impairment of Stylefile inventories of €8.6 million and the impairment of €0.7 million for the domains and Goodwill of €4.1 million (please refer to Note 7.2).

Discontinued operations are presented separately from continuing operations in the consolidated statements of profit or loss and other comprehensive income and consolidated statements of cash flows.

	Fiscal year ended September
EUR million	2022	2021	2020
Results of discontinued operations
Revenue	53.0	58.2	58.8
Own work capitalized	0.1	0.4	0.3
Other operating income	0.1	0.7	1.0
Cost of material	(41.7)	(33.9)	(34.7)
Personnel expense	(9.3)	(9.1)	(9.0)
Other operating expenses	(19.5)	(20.6)	(18.9)
Depreciation and amortization	(2.3)	(1.8)	(1.1)
Impairment loss	(4.8)	—	—
Operating result	(24.4)	(6.2)	(3.5)
Finance result	(2.0)	(2.1)	(1.4)
Earnings before taxes (EBT)	(26.4)	(8.3)	(5.0)
Income tax expense/benefit	—	—	—
Loss for the period	(26.4)	(8.3)	(5.0)
Loss per share
Basic and diluted loss per share	(0.1)	—	—

Cash flow from discontinued operations	(7.7)	(13.2)	(4.5)
Net cash flow from/ (used in) operating activities	(6.6)	(4.3)	(2.5)
Net cash flow from/ (used in) investing activities	(0.6)	(1.2)	(0.9)
Net cash flow from/ (used in) financing activities	(0.5)	(7.7)	(1.2)